Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Founders
Related Party Transaction [Line Items]
Consulting agreements completion date	Jun. 30, 2017
Consulting agreements renewal date	Jun. 30, 2019
Consulting fees	$ 64	$ 108	$ 104
Consulting Services | Chairman of the Board of Directors
Related Party Transaction [Line Items]
Consulting fees	$ 11	$ 14	$ 20